20. Employees benefits (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SummaryOfEmployeeBenefitsLineItems [Line Items]
Cost of service, net	R$ 235,976	R$ 209,817	R$ 227,780
Interest cost rates	224,429	213,201	260,409
Expected return on the plan's assets	(192,965)	(179,449)	(183,689)
Amount received from GESP (undisputed)	(97,300)	(96,282)	(95,191)
Total expenses	170,140	147,287	209,309
G1 Plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Cost of service, net	8,609	(22,431)	(35,093)
Interest cost rates	224,429	213,201	260,409
Expected return on the plan's assets	(192,965)	(179,449)	(183,689)
Amount received from GESP (undisputed)	0	0	0
Total expenses	40,073	11,321	41,627
G0 Plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Cost of service, net	227,367	232,248	262,873
Interest cost rates	0	0	0
Expected return on the plan's assets	0	0	0
Amount received from GESP (undisputed)	(97,300)	(96,282)	(95,191)
Total expenses	R$ 130,067	R$ 135,966	R$ 167,682